Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,194,100
Previously Paid Amount	0.00
Total Fee Amount	795.22
Total Offset Amount	0.00
Net Fee	795.22
Narrative - Max Aggregate Offering Price	$ 5,194,100
Final Prospectus	true